UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04527)

Exact name of registrant as specified in charter:	Putnam Minnesota Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2012

Date of reporting period:	February 29, 2012

Item 1. Schedule of Investments:

Putnam Minnesota Tax Exempt Income Fund

The fund's portfolio
2/29/12 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.7%)(a)
	Rating(RAT)	Principal amount	Value

California (1.7%)

CA State Pub. Wks. Board Rev. Bonds, Ser. A-1, 6s, 3/1/35	A2	$800,000	$899,176

San Bernardino, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. B, zero %, 8/1/44	Aa2	1,000,000	176,200

San Joaquin Cnty. Trans. Auth. Rev. Bonds, Ser. A, 5 1/2s, 3/1/41	AA	650,000	735,586

			1,810,962
Guam (0.8%)

Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 6 1/2s, 11/1/40	BBB+	500,000	570,295

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	300,000	302,451

			872,746
Minnesota (92.4%)

Anoka Cnty., G.O. Bonds, Ser. A
5s, 2/1/24	Aa1	620,000	718,611
5s, 2/1/24	AAA	470,000	560,179

Becker, Poll. Control Rev. Bonds (Northern States Pwr.), Ser. A, 8 1/2s, 3/1/19	A1	1,000,000	1,048,900

Brainerd, G.O. Bonds (Indpt. School Dist. No. 181), Ser. A
FGIC, NATL, 5s, 2/1/20 (Prerefunded, 8/1/12)	Aa2	1,000,000	1,018,410
4s, 2/1/21	AA+	500,000	563,160

Brooklyn Ctr., VRDN (Brookdale Corp. II), 0.15s, 12/1/14	A-1	400,000	400,000

Burnsville, G.O. Bonds (Indpt. School Dist. No. 191), Ser. A, 5s, 2/1/25	Aa2	865,000	988,643

Center City Hlth. Care Fac. Rev. Bonds (Hazelden Foundation), 5s, 11/1/41	A3	700,000	725,165

Cohasset, Poll. Control Rev. Bonds (Allete, Inc.), 4.95s, 7/1/22	A2	1,000,000	1,034,280

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/38	BBB-	1,250,000	1,347,513

Duluth, Hsg. & Redev. Auth. Rev. Bonds (Pub. Schools Academy), Ser. A, 5 7/8s, 11/1/40	BBB-	500,000	489,445

East Grand Forks, Poll. Control Rev. Bonds (American Crystal Sugar), Ser. A, 6s, 4/1/18	BBB+	595,000	611,041

Farmington, G.O. Bonds (Indpt. School Dist. No. 192), Ser. B, AGM, 5s, 2/1/19	Aa2	1,080,000	1,225,055

Hennepin Cnty., Sales Tax Rev. Bonds
(Ball Park), Ser. B, 5s, 12/15/26	AA+	3,855,000	4,392,618
4 3/4s, 12/15/29	Aaa	500,000	556,455

Intl. Falls, Poll. Control Rev. Bonds (Boise Cascade Corp.), 5.65s, 12/1/22	B-	350,000	311,301

Mankato, Multi-Fam. VRDN (Hsg. Highland), 0.20s, 5/1/27	A-1	300,000	300,000

Maple Grove, G.O. Bonds, Ser. A, 5s, 2/1/22	Aaa	2,575,000	2,952,358

Maple Grove, Hlth. Care Syst. Rev. Bonds (Maple Grove Hosp. Corp.), 5 1/4s, 5/1/37	Baa1	1,500,000	1,524,930

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN (Allina Hlth. Syst.)
Ser. B-1, 0.13s, 11/15/35	VMIG1	900,000	900,000
Ser. B-2, 0.10s, 11/15/35	VMIG1	1,250,000	1,250,000

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care Syst. Rev. Bonds (Children's Hlth. Care Fac.), Ser. A, 5 1/4s, 8/15/35	A+	500,000	550,805

Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds
Ser. A, 5s, 1/1/35	AA-	1,000,000	1,083,310
Ser. A, NATL, 5s, 1/1/28	A	730,000	739,592
Ser. A, NATL, 5s, 1/1/28 (Prerefunded, 1/1/13)	Baa2	430,000	446,912
Ser. B, 5s, 1/1/22	AA-	1,250,000	1,386,863
Ser. A, NATL, 5s, 1/1/21 (Prerefunded, 1/1/13)	A	500,000	519,665

Minneapolis, Rev. Bonds (National Marrow Donor Program), 4 7/8s, 8/1/25	BBB	650,000	660,517

Minneapolis, Multi-Fam. Rev. Bonds (East Bank), GNMA Coll., 5 3/4s, 10/20/42	Aaa	700,000	708,995

Minnetonka, COP (Indpt. School Dist. No. 276), Ser. E, 5s, 3/1/29	Aa1	350,000	398,570

Minnetonka, G.O. Bonds (Indpt. School Dist. No. 276)
Ser. E, 5s, 2/1/28	Aaa	1,500,000	1,710,855
Ser. B, AGM, zero %, 2/1/23	Aaa	2,350,000	1,552,786

MN Agricultural & Econ. Dev. Board Rev. Bonds
(Evangelical Lutheran Good Samaritan Society), 6 5/8s, 8/1/25	A3	795,000	804,119
(Hlth. Care Syst.), Ser. A, NATL, 5 1/2s, 11/15/17	A2	610,000	611,714
(Hlth. Care), Ser. C-1, AGO, 5s, 2/15/30	AA-	1,000,000	1,090,910

MN State G.O. Bonds
Ser. A, 5s, 10/1/24	Aa1	500,000	623,660
U.S. Govt. Coll., 5s, 8/1/24 (Prerefunded, 8/1/14)	Aa1	1,500,000	1,665,405
(State Trunk Hwy.), Ser. B, 4s, 8/1/26	Aa1	500,000	557,335

MN State College & U. Rev. Bonds, Ser. A, 5s, 10/1/31	Aa2	1,000,000	1,178,070

MN State Higher Ed. Fac. Auth. Rev. Bonds
(U. of St. Thomas), Ser. 6-W, 6s, 10/1/30	A2	1,500,000	1,662,480
(Bethel U.), Ser. 6-R, 5 1/2s, 5/1/37	BBB-/P	1,000,000	1,018,770
(The College of St. Catherine), Ser. 5-N1, 5 3/8s, 10/1/32	Baa1	500,000	502,090
(U. of St. Thomas), Ser. 6-X, 5 1/4s, 4/1/39	A2	500,000	536,485
(College of St. Benedict), Ser. 5-W, 5 1/4s, 3/1/24	Baa1	250,000	253,778
(St. Scholastica College), Ser. H, 5 1/8s, 12/1/40	Baa2	750,000	770,918
(Carleton College), Ser. D, 5s, 3/1/40	Aa2	1,000,000	1,100,740
(U. of St. Thomas), Ser. 7-A, 5s, 10/1/39	A2	500,000	540,515
(Gustavus Adolfus), Ser. 7-B, 5s, 10/1/31	A3	500,000	556,175
(College of St. Benedict), Ser. 7-M, 5s, 3/1/31	Baa1	300,000	312,219
(St. Olaf College), Ser. 6-0, 5s, 10/1/20	A1	1,000,000	1,130,440
(The College of St. Catherine), Ser. 5-N1, 5s, 10/1/18	Baa1	500,000	506,790
(St. John's U.), Ser. 6-G, 5s, 10/1/15	A2	1,525,000	1,722,457
(St. John's U.), Ser. 6-U, 4 3/4s, 10/1/33	A2	500,000	534,580
(St. Olaf College), Ser. 7-F, 4 1/2s, 10/1/30	A1	750,000	816,143

MN State Hsg. Fin. Agcy. Rev. Bonds
(Res. Hsg. Fin.), Ser. M, 5 3/4s, 1/1/37	Aa1	1,185,000	1,242,532
(Res. Hsg. Fin.), Ser. E, 5.1s, 1/1/40	Aa1	940,000	975,983
(Res. Hsg.), Ser. H, 5s, 1/1/36	Aa1	235,000	234,805
(Res. Hsg. Fin.), Ser. B, 4.9s, 7/1/37	Aa1	1,610,000	1,618,211
(Res. Hsg. Fin.), Ser. L, 4.9s, 7/1/22	Aa1	1,935,000	2,011,452
(Res. Hsg.), Ser. H, 4 3/8s, 1/1/14	Aa1	280,000	286,919

MN State Muni. Pwr. Agcy. Elec. Rev. Bonds
5 1/4s, 10/1/27	A3	1,000,000	1,103,310
5s, 10/1/30	A3	500,000	531,355

MN State Office of Higher Ed. Rev. Bonds (Student Loan), 5s, 11/1/29	A+	1,000,000	1,121,450

Monticello-Big Lake Cmnty., Hosp. Dist. Gross Rev. Bonds (Hlth. Care Fac.), Ser. A, 4.8s, 12/1/18	BBB/P	500,000	526,570

New Ulm, Hosp. Fac. VRDN (Hlth. Ctr. Syst.), 0.16s, 8/1/14	A-1+	300,000	300,000

North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes North Oaks)
6 1/2s, 10/1/47	BB/P	500,000	514,520
6 1/8s, 10/1/39	BB/P	315,000	320,998

Northern MN Muni. Pwr. Agcy. Elec. Syst. Rev. Bonds
Ser. A-2, 5s, 1/1/24	A2	500,000	590,585
Ser. A, AGO, 5s, 1/1/21	Aa3	1,000,000	1,148,660

Northfield, Hosp. Rev. Bonds
5 3/8s, 11/1/26	BBB-	750,000	786,225
5 1/4s, 11/1/21	BBB-	500,000	531,960

Ramsey Cnty., Hsg. & Redev. Auth. Multi-Fam. Rev. Bonds (Hanover Townhouses), 6s, 7/1/31	Aa2	1,150,000	1,150,989

Robbinsdale, G.O. Bonds (School Dist. No. 281), Ser. B, 5s, 2/1/18	AA+	1,000,000	1,212,830

Rochester, Hlth. Care Fac. Rev. Bonds
(Olmsted Med. Ctr.), 5 7/8s, 7/1/30	BBB/F	1,000,000	1,055,410
(Mayo Clinic), Ser. D, 5s, 11/15/38	Aa2	500,000	553,005
(Mayo Clinic), Ser. E, 5s, 11/15/38	Aa2	750,000	829,508

Rochester, Hlth. Care Fac. VRDN (Mayo Clinic), Ser. B, 0.10s, 11/15/38	VMIG1	700,000	700,000

Rocori Area Schools, G.O. Bonds (Indpt. School Dist. No. 750), Ser. B, 5s, 2/1/28	AA+	525,000	629,853

Sartell, Env. Impt. Rev. Bonds, Ser. A, 5.2s, 6/1/27	BBB	500,000	505,880

Southern MN Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. A
5 1/4s, 1/1/30	A1	750,000	853,875
NATL, zero %, 1/1/24	A1	2,000,000	1,311,720

St. Cloud, Hlth. Care Rev. Bonds (Centracare Hlth. Syst.), AGO, 5 3/8s, 5/1/31	Aa3	1,000,000	1,116,390

St. Louis Park, Hlth. Care Fac. Rev. Bonds (Nicollet Hlth. Svcs.)
5 3/4s, 7/1/39	A	1,000,000	1,097,430
Ser. C, 5 3/4s, 7/1/30	A	1,000,000	1,095,090

St. Paul, Hsg. & Redev. Auth. Rev. Bonds
(Rossy & Richard Shaller), Ser. A, 5.05s, 10/1/27	BB-/P	550,000	504,350
Ser. A, 5s, 8/1/35	A1	385,000	412,239

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds (Nova Classical Academy), Ser. A, 6 5/8s, 9/1/42	BBB-	250,000	261,013

St. Paul, Hsg. & Redev. Auth. Hlth. Care Rev. Bonds
(Gillette Children's Specialty), 5s, 2/1/29	A-	1,000,000	1,042,010
(Allina Hlth. Syst.), Ser. A, NATL, 5s, 11/15/19	AA-	1,000,000	1,157,760

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds
(Regions Hosp.), 5.3s, 5/15/28	A3	1,515,000	1,515,515
(HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A3	450,000	461,813

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast)
6s, 11/15/35	Ba1	500,000	508,210
Ser. B, 5.85s, 11/1/17	Ba1	750,000	751,260

St. Paul, Port Auth. Rev. Bonds (Brownfields Redev.), Ser. 2, 4 1/2s, 3/1/27	AA+	1,305,000	1,405,733

St. Paul, Port Auth. VRDN (MN Pub. Radio), Ser. 7, 0.16s, 5/1/25	VMIG1	1,100,000	1,100,000

St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp. Pkg. Ramp), Ser. 1, 5s, 8/1/36	BBB+/P	750,000	703,748

Tobacco Securitization Auth. Rev. Bonds (Tobacco Settlement), Ser. B, 5 1/4s, 3/1/31	A-	1,500,000	1,642,800

U. of MN Rev. Bonds
Ser. A, 5 3/4s, 7/1/17 (Escrowed to maturity)	AA	2,160,000	2,684,124
Ser. A, 5 1/2s, 7/1/21 (Escrowed to maturity)	AA	1,000,000	1,267,880
Ser. A, 5 1/4s, 12/1/30	Aa1	1,000,000	1,205,060
Ser. A, 5 1/4s, 4/1/29	Aa1	500,000	587,905
Ser. C, 5s, 12/1/21	Aa1	500,000	602,100

Willmar G.O. Bonds (Rice Memorial Hosp.), Ser. A, 5s, 2/1/21	Aa2	1,000,000	1,257,520

Winona, Hlth. Care Fac. Rev. Bonds (Winona Hlth. Oblig. Group)
Ser. A, 6s, 7/1/34	BBB-	250,000	253,918
5s, 7/1/16	BBB-	425,000	469,362
5s, 7/1/15	BBB-	450,000	492,561
5s, 7/1/14	BBB-	425,000	456,892

			97,874,015
Puerto Rico (3.8%)

Cmnwlth. of PR, G.O. Bonds
Ser. A, 6 1/2s, 7/1/40	Baa1	1,000,000	1,150,830
(Pub. Impt.), Ser. A, 5 3/4s, 7/1/41	Baa1	1,000,000	1,089,480

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. XX, 5 1/4s, 7/1/40	A3	815,000	853,525
Ser. ZZ, 5 1/4s, 7/1/26	A3	500,000	556,945

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, NATL, zero %, 8/1/44	Aa2	2,000,000	339,300

			3,990,080
TOTAL INVESTMENTS

Total investments (cost $96,731,271)(b)			$104,547,803

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2011 through February 29, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.
(a)	Percentages indicated are based on net assets of $105,873,297.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $96,731,271, resulting in gross unrealized appreciation and depreciation of $7,957,765 and $141,233, respectively, or net unrealized appreciation of $7,816,532.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	23.1%
	Education	15.4
	Local government	13.2
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$104,547,803	$—

Totals by level	$—	$104,547,803	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Minnesota Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 27, 2012